Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Aggregate Compensation to Executive Team and Directors	The aggregate compensation to the executive team and directors are as follows:

For the years ended December 31,	2021		2020
	Executive team	Directors	Executive team	Directors
Number of individuals	14	13	12	10
Base salary and annual incentive compensation	$22	$—	$18	$—
Additional short-term benefits and other	$1	$1	$1	$1
Share-based long-term incentive compensation	$36	$2	$23	$2
Value of pension and post-retirement benefits	$6	$—	$2	$—
Severance	$6	$—	$—	$—